Stockholders' Equity (Details) - Schedule of options outstanding	9 Months Ended
Sep. 30, 2022 USD ($) shares
Exercise Price Range at 4.04 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding [Line Items]
Exercise Price	496,486
Number of Options Exercisable	496,486
Weighted Average Remaining Contractual Years	6 years 8 months 4 days
Intrinsic Value (in Dollars) | $	$ 1,767,489
Exercise Price Range at 5.00 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding [Line Items]
Exercise Price	135,000
Number of Options Exercisable	131,180
Weighted Average Remaining Contractual Years	8 years 4 months 28 days
Intrinsic Value (in Dollars) | $	$ 351,000
Exercise Price Range at 5.48 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding [Line Items]
Exercise Price	50,000
Number of Options Exercisable	50,000
Weighted Average Remaining Contractual Years	7 years 10 months 17 days
Intrinsic Value (in Dollars) | $	$ 106,000
Exercise Price Range at 7.00 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding [Line Items]
Exercise Price	200,000
Number of Options Exercisable	70,000
Weighted Average Remaining Contractual Years	9 years 1 month 28 days
Intrinsic Value (in Dollars) | $	$ 120,000
Exercise Price Range at 8.80 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding [Line Items]
Exercise Price	100,000
Number of Options Exercisable	15,000
Weighted Average Remaining Contractual Years	9 years 8 months 8 days
Exercise Price Range at 5.33 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding [Line Items]
Exercise Price	981,486
Number of Options Exercisable	762,666
Weighted Average Remaining Contractual Years	7 years 9 months 14 days
Intrinsic Value (in Dollars) | $	$ 2,344,489